Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,969	$ 1,945
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 515	$ 467